Summary of Significant Accounting Policies and Estimates - Schedule of Disaggregation of Revenues (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 1,477	$ 4,580	$ 4,625	$ 14,638	$ 19,806	$ 23,335
Percentage of Total Revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Change in revenue	$ (3,103)		$ (10,013)			$ (3,529)
Change in revenue percentage						(15.10%)
Buffalo Wild Wings [Member]
Total revenue					$ 6,820	$ 10,180
Percentage of Total Revenue					34.00%	44.00%
Subscription Revenue [Member]
Total revenue	$ 1,053	$ 3,723	$ 3,779	$ 11,356	$ 14,278	$ 16,031
Percentage of Total Revenue	71.30%	81.00%	82.00%	78.00%	72.10%	68.70%
Change in revenue	$ (2,670)		$ (7,577)			$ (1,753)
Change in revenue percentage						(10.90%)
Hardware Revenue [Member]
Total revenue	$ 379	$ 11	$ 421	$ 811	$ 2,350	$ 3,589
Percentage of Total Revenue	25.70%	0.00%	9.00%	6.00%	11.90%	15.40%
Change in revenue	$ 368		$ (390)			$ (1,239)
Change in revenue percentage						(34.50%)
Other Revenue [Member]
Total revenue	$ 45	$ 846	$ 425	$ 2,471	$ 3,178	$ 3,715
Percentage of Total Revenue	3.00%	19.00%	9.00%	17.00%	16.00%	15.90%
Change in revenue	$ (801)		$ (2,046)			$ (537)
Change in revenue percentage						(14.50%)